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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 2006

                 Check here if Amendment [ ]; Amendment Number:

                This Amendment (Check only one.):
                 [ ] is a restatement.
                 [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                         San Francisco, California 94111

                         Form 13F File Number: 28-11095

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                  Meridee A. Moore
                             Senior Managing Member
                                 (415) 391-8900




                              /s/ Meridee A. Moore
                            ------------------------
                            San Francisco, California
                                 May 8, 2006


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       31

                    Form 13 F Information Table Value Total:

                              $178,045 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1 Form 13F
File Number: 28-11473
Name: WS Partners, L.L.C.


COLUMN 1                              COLUMN 2             COLUMN 3  COLUMN 4   COLUMN 5          COLUMN 6  COLUMN 7 COLUMN 8


                                                                     Value     Shares/    SH/ PUT/ INVESTMT OTHER
Name Of Issuer                        Title of Class       CUSIP     ($1,000)  PRN AMT    PRN CALL DSCRET   MGRS     SOLE
-----------------------------------   --------------       --------- --------  ---------- --- ---- -------- -----    ----------
ACE Cash Express Inc.                 Common               004403101   6,479      260,300 SH       Other    1           260,300
Arbor Realty Trust Inc.               Common               038923108   6,117      226,626 SH       Other    1           226,626
ATP Oil & Gas Corporation             Common               00208J108  10,837      246,800 SH       Other    1           246,800
Bally Total Fitness Holding Corp      Common               05873K108     597       63,693 SH       Other    1            63,693
Boyd Gaming Corp                      Common               103304101     929       18,600 SH       Other    1            18,600
Carmike Cinemas Inc.                  Common               143436400  17,072      707,485 SH       Other    1           707,485
Charles River Laboratories Int. Inc.  Common               159864107   1,152       23,500 SH       Other    1     .      23,500
Clear Channel Communications          Common               184502102   4,352      150,000 SH       Other    1           150,000
Covad Communications Group I          DBCV 3.000% 3/15/24  222814AR6  15,371   17,768,000 PRN      Other    1        17,768,000
Crown Holdings Inc.                   Common               228368106   3,021      170,300 SH       Other    1           170,300
CSK Auto Corporation                  Common               125965103   3,619      260,900 SH       Other    1           260,900
Dennys Corporation                    Common               24869P104     529      111,049 SH       Other    1           111,049
Endurance Specialty Holdings Lt       SHS                  G30397106   6,510      200,000 SH       Other    1           200,000
Eschelon Telecom Inc.                 Common               296290109   3,163      201,100 SH       Other    1           201,100
ExpressJet Holdings Inc.              Note 4.250% 8/01/23  30218UAB4   3,628    4,000,000 PRN      Other    1         4,000,000
EZCorp Inc.                           CL A NON VTG         302301106   9,860      334,000 SH       Other    1           334,000
Finisar                               Note 5.250% 10/15/08 31787AAC5   5,482    5,117,000 PRN      Other    1         5,117,000
GenTek Inc.                           Common               37245X203   4,370      210,202 SH       Other    1           210,202
Hawaiian Holdings Inc.                Common               419879101   9,399    1,804,052 SH       Other    1         1,804,052
Hercules Technology Growth Cap.Inc.   Common               427096508   1,758      154,900 SH       Other    1           154,900
KKR Financial Corp.                   Common               482476306     803       35,800 SH       Other    1            35,800
Laidlaw International Inc.            Common               50730R102  15,365      564,900 SH       Other    1           564,900
Manugistics Group Inc                 Note 5.000% 11/01/07 565011AB9  24,422   25,385,000 PRN      Other    1        25,385,000
Mirant Corp New                       Common               60467R100   3,208      128,301 SH       Other    1           128,301
Pike Elec Corp.                       Common               721283109   2,116      100,700 SH       Other    1           100,700
QLT Inc.                              Common               746927102     549       71,400 SH       Other    1            71,400
QLT Inc.                              Note 3.000% 9/15/23  746927AB8   6,778    7,352,000 PRN      Other    1         7,352,000
Rubios Restaurants Inc.               Common               78116B102   2,806      296,000 SH       Other    1           296,000
StealthGas Inc.                       SHS                  Y81669106   1,701      122,700 SH       Other    1           122,700
TXU Corp.                             Common               873168108   2,131       47,600 SH       Other    1            47,600
UAL Corp                              Common               902549807   3,921       98,194 SH       Other    1            98,194